[MFS LOGO] MFS[RegTM]
INVESTMENT MANAGEMENT

We invented the mutual fund[RegTM]

----------------------------------------
MFS [RegTM] VARIABLE INSURANCE TRUST(SM)
----------------------------------------
                                                                      Prospectus

MAY 1, 2001                                                        Initial Class

     MFS[RegTM] EMERGING GROWTH SERIES
     MFS[RegTM] CAPITAL OPPORTUNITIES SERIES
     MFS[RegTM] INVESTORS TRUST SERIES
     MFS[RegTM] NEW DISCOVERY SERIES
     MFS[RegTM] HIGH INCOME SERIES

--------------------------------------------------------------------------------

This Prospectus describes five series of the MFS Variable Insurance Trust (referred to as the trust):

 1. MFS Emerging Growth Series seeks to provide long-term growth of capital (referred to as the Emerging Growth Series).

 2. MFS Capital Opportunities Series seeks capital appreciation (referred to as the Capital Opportunities Series).

 3. MFS Investors Trust Series seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income (referred to as the Investors Trust Series).

 4. MFS New Discovery Series seeks capital appreciation (referred to as the New Discovery Series).

 5. MFS High Income Series seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features (referred to as the High Income Series).

The Securities and Exchange Commission has not approved or disapproved the series' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

-----------------
TABLE OF CONTENTS
-----------------

                                                                     Page
I     Expense Summary ............................................   ( 1)

II    Risk Return Summary ........................................   ( 2)

       1. Emerging Growth Series .................................   ( 2)

       2. Capital Opportunities Series ...........................   ( 5)

       3. Investors Trust Series .................................   ( 8)

       4. New Discovery Series ...................................   (10)

       5. High Income Series .....................................   (13)

III   Certain Investment Strategies and Risks ....................   (16)

IV    Management of the Series ...................................   (16)

V     Description of Shares ......................................   (17)

VI    Other Information ..........................................   (17)

VII   Financial Highlights .......................................   (18)

      Appendix A -- Investment Techniques and Practices ..........   (A-1)

   The trust offers shares of its 15 series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Each of these series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser). Five of these are described below.

-----------------
I EXPENSE SUMMARY
-----------------

(>)  Expense Table

     This table describes the fees and expenses that you may pay when you hold initial class shares of each series. These fees and expenses do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made.

     Annual Series Operating Expenses (expenses that are deducted from a series' assets):

                                                     Emerging       Capital      Investors          New               High
                                                      Growth     Opportunities     Trust         Discovery           Income
                                                      Series         Series        Series         Series             Series
                                                     --------    -------------   ---------       ---------           ------
   Management Fee .................................     0.75%         0.75%         0.75%           0.90%              0.75%
   Other Expenses(1) ..............................     0.10%         0.16%         0.12%           0.19%              0.24%
                                                        ----          ----          ----            ----               ----
   Total Annual Series Operating Expenses .........     0.85%         0.91%         0.87%           1.09%              0.99%
    Expense Reimbursement .........................      N/A          0.00%(2)       N/A           (0.03)%(2)         (0.08)%(2)
                                                        ----          ----          ----            ----               ----
    Net Expenses(1) ...............................     0.85%         0.91%         0.87%           1.06%              0.91%

     ---------

     (1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:
         0.84% for Emerging Growth Series         1.05% for New Discovery Series
         0.90% for Capital Opportunities Series   0.90% for High Income Series
         0.86% for Investors Trust Series

     (2) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year:
         0.15% for Capital Opportunities Series   0.15% for High Income Series
         0.15% for New Discovery Series

     These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

(>)  Example of Expenses--Initial Class

     These examples are intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds. These examples do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made.

     The examples assume that:

     o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The series' operating expenses remain the same, except that the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see the expense table above).

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                   Period
                                  ----------------------------------------
Series                              1 Year   3 Years   5 Years   10 Years
--------------------------------- --------- --------- --------- ----------
   Emerging Growth Series          $    87   $   271   $   471   $  1,049
   Capital Opportunities Series         93       290       504      1,120
   Investors Trust Series               89       278       482      1,073
   New Discovery Series                108       344       598      1,326
   High Income Series                   93       307       539      1,206

----------------------
II RISK RETURN SUMMARY
----------------------

     Investment strategies which are common to all series are described under the caption "Certain Investment Strategies."

     1: Emerging Growth Series
     ..........................................................................

(>)  Investment Objective

     The series' investment objective is long term growth of capital. This objective may be changed without shareholder approval.

(>)  Principal Investment Policies

     The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies which MFS believes are either:

     o early in their life cycle but which have the potential to become major enterprises, or

     o major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

     Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

(>)  Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Emerging Growth Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

         > have limited product lines, markets and financial resources

         > are dependent on management by one or a few key individuals

         > have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

     o Over-the-Counter Risk: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

         > Foreign markets may be less liquid and more volatile than U.S.
           markets.

         > Foreign securities often trade in currencies other than the U.S.
           dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened by investing in emerging markets countries.

     o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

     o As with any mutual fund, you could lose money on your investment in the series.

     An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(>)  Bar Chart and Performance Table

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     Bar Chart

     The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.

[START BAR CHART]

 1996      1997      1998      1999      2000
17.02%    21.90%    34.16%    76.71%    (19.61)%

[END BAR CHART]

       During the period shown in the bar chart, the highest quarterly return was 55.05% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (19.10)% (for the calendar quarter ended December 31, 2000).

     Performance Table

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

     Average Annual Total Returns as of December 31, 2000
     .........................................................................

                                                  1 Year           5 Year            Life*
------------------------------------------------------------------------------------------
   Emerging Growth Series--Initial Class         (19.61)%           22.15%           23.79%
------------------------------------------------------------------------------------------
   Russell 2000[RegTM] Index**+@                  (3.02)%           10.31%           10.70%
------------------------------------------------------------------------------------------
   Russell 3000[RegTM] Growth Index**++          (22.42)%           17.08%           19.13%
------------------------------------------------------------------------------------------

     ---------

     * Series performance figures are for the period from the commencement of the series' investment operations, July 24, 1995, through December 31, 2000. Index returns are from August 1, 1995.

     **  Source: Standard & Poor's Micropal, Inc.

     + The Russell 2000 Index is a broad-based, unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX), and NASDAQ.

     ++ The Russell 3000 companies are the largest U.S. companies based on total market capitalization, which represent approximately 98% of the investable U.S. market. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

     @ Effective May 1, 2001, the series will no longer use the Russell 2000 Total Return Index as a benchmark because the Russell 3000 Growth Index better reflects the series' investment policies and objectives.

(>)  Portfolio Managers

     Toni Y. Shimura, a Senior Vice President of the adviser, has been employed in the investment management area of the adviser since 1987. Ms. Shimura became portfolio manager of the series on November 30, 1995. Dale A. Dutile and John E. Lathrop, each a Senior Vice President of the adviser, have each been employed in the investment management area of the adviser since 1994. David E. Sette-Ducati, a Senior Vice President of the adviser, has been employed in the investment management area of the adviser since 1995. Messrs. Dutile, Lathrop and Sette-Ducati each became a portfolio manager of the series effective May 1, 2001. John W. Ballen, President and Chief Investment Officer of MFS, provides general oversight in the management of the series.

     2: Capital Opportunities Series
     ...........................................................................

(>)  Investment Objective

     The series' investment objective is capital appreciation. This objective may be changed without shareholder approval.

(>)  Principal Investment Policies

     The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series focuses on companies which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

(>)  Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     o Over-the-Counter Risk: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

         > Foreign markets may be less liquid and more volatile than U.S.
           markets.

         > Foreign securities often trade in currencies other than the U.S.
           dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings.

           By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened by investing in emerging markets countries.

     o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

     o As with any mutual fund, you could lose money on your investment in the series.

     An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(>)  Bar Chart and Performance Table

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     Bar Chart

     The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.


[START BAR CHART]

 1997      1998       1999      2000
26.47%    26.80%    47.42%    (3.66)%

[END BAR CHART]

       During the period shown in the bar chart, the highest quarterly return lowest was 27.90% (for the calendar quarter ended December 31, 1999) and the quarterly return was (13.91)% (for the calendar quarter ended September 30, 1998).

     Performance Table

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

     Average Annual Total Returns as of December 31, 2000
     .........................................................................

                                                             1 Year              Life*
--------------------------------------------------------------------------------------
   Capital Opportunities Series--Initial Class               (3.66)%             23.01%
--------------------------------------------------------------------------------------
   Standard & Poor's 500 Composite Stock Index **+           (9.11)%             19.60%
--------------------------------------------------------------------------------------

     ---------

     * Series performance figures are for the period from the commencement of the series' investment operations on August 14, 1996, through December 31, 2000. Index average returns are from August 1, 1996.

     ** The Standard & Poor's 500 Composite Stock Index is a broad-based, unmanaged index of common stock total return performance. It is comprised of 500 widely held common stocks listed on the New York Stock Exchange (NYSE), American Stock Exchange (AMEX) and over-the-counter
         (OTC) market.

     +   Source: Standard and Poor's Micropal, Inc.

(>)  Portfolio Manager

     Maura A. Shaughnessy, a Senior Vice President of the Adviser, has been employed in the investment management area of the adviser since 1991. Ms. Shaughnessy has been the series' portfolio manager since February 24, 1999.

     3: Investors Trust Series
     ...........................................................................

(>)  Investment Objective

     The series' investment objective is mainly to provide long-term growth of capital and secondarily to provide reasonable current income. This objective may be changed without shareholder approval. Prior to May 1, 2001 the series' investment objective was to provide reasonable current income and long-term growth of capital and income.

(>)  Principal Investment Policies

     The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred - stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter markets. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Stock Index.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign equity securities through which it may have exposure to foreign currencies.

(>)  Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.

     The principal risks of investing in the series are:

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     o Large Cap Companies Risk: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the series' value may not rise as much as the value of series that emphasize smaller cap companies.

     o Foreign Securities Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

         > Foreign markets may be less liquid and more volatile than U.S.
           markets.

         > Foreign securities often trade in currencies other than the U.S.
           dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     o As with any mutual fund, you could lose money on your investment in the series.

     An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(>)  Bar Chart and Performance Table

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of a broad measure of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     Bar Chart

     The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.


[START BAR CHART]

 1996      1997      1998     1999      2000
24.46%    29.78%    22.32%    6.69%    (0.15)%

[END BAR CHART]

       During the period shown in the bar chart, the highest quarterly return was 18.29% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (10.95)% (for the calendar quarter ended September 30, 1998).

     Performance Table

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and assumes the reinvestment of distributions.

     Average Annual Total Returns as of December 31, 2000
     .........................................................................

                                                            1 Year            5 Year            Life*
-----------------------------------------------------------------------------------------------------
   Investors Trust Series--Initial Class                    (0.15)%           16.05%           16.73%
-----------------------------------------------------------------------------------------------------
   Standard & Poor's 500 Composite Stock Index **+          (9.11)%           18.33%           18.70%
-----------------------------------------------------------------------------------------------------

     ---------

     * Series performance figures are for the period from the commencement of the series' investment operations on October 9, 1995, through December 31, 2000. Index returns are from October 1, 1995.

     ** The Standard & Poor's 500 Composite Stock Index is a broad-based, unmanaged but commonly used measure of common stock total return performance. It is comprised of 500 widely held common stocks listed on the New York Stock Exchange (NYSE), American Stock Exchange (AMEX) and over-the-counter (OTC) market.

     +   Source: Standard & Poor's Micropal, Inc.

(>)  Portfolio Managers

     John D. Laupheimer and Mitchell D. Dynan are each a Senior Vice President of the adviser. Mr. Laupheimer has been employed in the investment management area of the adviser since 1981 and has been the series' portfolio manager since its inception. Mr. Dynan has been employed in the investment management area of the adviser since 1986 and has been the series' portfolio manager since May 1, 1999.

     4: New Discovery Series
     ..........................................................................

(>)  Investment Objective

     The series' investment objective is capital appreciation. This objective may be changed without shareholder approval.

(>)  Principal Investment Policies

     The series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. Emerging growth companies are companies which MFS believes offer superior prospects for growth and are either:

     o early in their life cycle but which have the potential to become major enterprises, or

     o major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

     While emerging growth companies may be of any size, the series will generally focus on smaller capitalization emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments in emerging growth companies may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may engage in short sales. In a short sale, the series borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The series must replace the security it borrowed by purchasing the security at its market value at the time of replacement. The series may also engage in short sales "against the box" where the series owns or has the right to obtain, at no additional cost, the securities that are sold short.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

(>) Principal Risks of an Investment o The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     o Emerging Growth Companies Risk: Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

         > have limited product lines, markets and financial resources

         > are dependent on management by one or a few key individuals

         > have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

     o Small Capitalization Companies Risk: Investments in small cap companies tend to involve more risk and be more volatile than investments in larger companies. Small capitalization companies may be more susceptible to market declines because of their limited product lines, financial and management resources, markets and distribution channels. Their shares may be more difficult to sell at satisfactory prices during market declines.

     o Over-the-Counter Risk: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The values of these stocks may be more volatile than exchange listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     o Short Sales Risk: The series will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the series must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box."

     o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

     o As with any mutual fund, you could lose money on your investment in the series.

     An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(>)  Bar Chart and Performance Table

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of a broad measure of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     Bar Chart

     The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.


[START BAR CHART]

 19  99    2000
73.41%    (1.99)%

[END BAR CHART]

       During the period shown in the bar chart, the highest quarterly return was 53.31% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (9.73)% (for the calendar quarter ended December 31, 2000).

     Performance Table

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and assumes the reinvestment of distributions.

     Average Annual Total Returns as of December 31, 2000
     .........................................................................

                                                 1 Year               Life*
---------------------------------------------------------------------------
   New Discovery Series--Initial Class           (1.99)%             22.99%
---------------------------------------------------------------------------
   Russell 2000[RegTM] Index**+                  (3.02)%              1.32%
---------------------------------------------------------------------------

     ---------

     * Series performance figures are for the period from the commencement of the series' investment operations on May 1, 1998, through December 31, 2000. Index returns are from May 1, 1998.

     ** The Russell 2000 Index is a broad-based, unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX), and NASDAQ.

     +   Source: Standard & Poor's Micropal, Inc.

(>)  Portfolio Manager

     Brian E. Stack, a Senior Vice President of the Adviser, has been employed in the investment management area of the Adviser since 1993. Mr. Stack has been the series' portfolio manager since its inception.

     5: High Income Series
     ...........................................................................

(>)  Investment Objective

     The series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. This objective may be changed without shareholder approval.

(>)  Principal Investment Policies

     The series invests, under normal market conditions, at least 80% of its total assets in high income fixed income securities. Fixed income securities offering the high current income sought by the series generally are lower rated bonds. These bonds, commonly known as junk bonds, are assigned lower credit ratings by credit rating agencies or are unrated and considered by MFS to be comparable to lower rated bonds.

     While the series focuses its investments on bonds issued by corporations or similar entities, it may invest in all types of debt securities. The series may invest in foreign securities (including emerging markets securities), through which it may have exposure to foreign currencies.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

     (>) Principal Risks of an Investment o The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     o Allocation Risk: The series will allocate its investments among fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

     o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

     o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

     o Junk Bond Risk:

         > Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

         > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

         > Foreign markets may be less liquid and more volatile than U.S.
           markets.

         > Foreign securities often trade in currencies other than the U.S.
           dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened by investing in emerging markets countries.

     o As with any mutual fund, you could lose money on your investment in the series.

     An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(>)  Bar Chart and Performance Table

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     Bar Chart

     The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.

[START BAR CHART]

 199  6    1997      1998      1999      2000
11.80%    13.62%    (0.18)%    6.44%    (6.67)%

[END BAR CHART]

       During the period shown in the bar chart, the highest quarterly return was 5.57% (for the calendar quarter ended September 30, 1996) and the lowest quarterly return was (7.28)% (for the calendar quarter ended September 30, 1998).

     Performance Table

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

     Average Annual Total Returns as of December 31, 2000
     .........................................................................

                                                        1 Year            5 Year           Life*
------------------------------------------------------------------------------------------------
   High Income Series--Initial Class                    (6.67)%            4.73%           5.33%
------------------------------------------------------------------------------------------------
   Lipper High Yield Bond Index##+                      (9.86)%            3.82%           4.31%
------------------------------------------------------------------------------------------------
   Lehman Brothers High Yield Bond Index#++             (5.86)%            4.28%           4.83%
------------------------------------------------------------------------------------------------

     ---------

     * Series performance figures are for the period from the commencement of the series' investment operations, July 26, 1995, through December 31, 2000. Index return is from August 1, 1995.

     #   Source: Standard & Poor's Micropal, Inc.

     ##  Source: Lipper Inc.

     + The Lipper High Yield Bond Index is a broad-based unmanaged, net-asset-value-weighted index of the largest qualifying mutual funds in this Lipper category adjusted for the reinvestment of capital gain distributions and income dividends.

     ++ The Lehman Brothers High Yield Bond Index is a broad-based, unmanaged index of noninvestment-grade corporate debt.

(>)  Portfolio Manager

     Bernard Scozzafava, a Senior Vice President of the Adviser, has been employed in the investment management area of the Adviser since 1989. Mr. Scozzafava has been the series' portfolio manager since its inception.

-------------------------------------------
III CERTAIN INVESTMENT STRATEGIES AND RISKS
-------------------------------------------

(>)  Further Information on Investment Strategies and Risks

     Each series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this prospectus. The types of securities and investment techniques and practices in which a series may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the trust's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).

(>)  Temporary Defensive Policies

     Each series may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a series invests defensively, it may not be able to pursue its investment objective. A series defensive investment position may not be effective in protecting its value.

(>)  Active or Frequent Trading

     Each series may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

---------------------------
IV MANAGEMENT OF THE SERIES
---------------------------

(>)  Investment Adviser

     Massachusetts Financial Services Company (referred to as MFS or the adviser) is the investment adviser to each series. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $141 billion as of December 31, 2000. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

     MFS provides investment management and related administrative services and facilities to each series, including portfolio management and trade execution. For these services, each series pays MFS an annual management fee as set forth in the Expense Summary.

     MFS or its affiliates generally pay an administrative service fee to insurance companies which use the series as underlying investment vehicles for their variable annuity and variable life insurance contracts based upon the aggregate net assets of the series attributable to these contracts. These fees are not paid by the series, their shareholders, or by the contract holders.

(>)  Administrator

     MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by each series for a portion of the costs it incurs in providing these services.

(>)  Distributor

     MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series.

(>)  Shareholder Servicing Agent

     MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services - for each series, for which it receives compensation from each series.

-----------------------
V DESCRIPTION OF SHARES
-----------------------

     The trust offers two classes of shares--initial class shares and service class shares (except Limited Maturity Series and Money Market Series only offer initial class shares). Initial class shares are offered through this prospectus. Service class shares, which bear a Rule 12b-1 distribution fee, are available through a separate prospectus supplement. These shares are offered to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts. The trust also offers shares of each of its series to qualified pension and retirement plans. All purchases, redemptions and exchanges of shares are made through these insurance company separate accounts and plans, which are the record owner of the shares. Contract holders and plan beneficiaries seeking to purchase, redeem or exchange interests in the trust's shares should consult with the insurance company which issued their contracts or their plan sponsor.

--------------------
VI OTHER INFORMATION
--------------------

(>)  Pricing of Series' Shares

     The price of each series' shares is based on its net asset value. The net asset value of each series' shares is determined at the close of regular trading each day that the New York Stock Exchange is open for trading (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The New York Stock Exchange is closed on most national holidays and Good Friday. To determine net asset value, each series values its assets at current market values, or at fair value as determined by the Adviser under the direction of the Board of Trustees that oversees the series if current market values are unavailable. Fair value pricing may be used by a series when current market values are unavailable or when an event occurs after the close of the exchange on which the series' portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a series may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values.

     Insurance companies and plan sponsors are the designees of the trust for receipt of purchase, exchange and redemption orders from contractholders and plan beneficiaries. An order submitted to the trust's designee by the valuation time will receive the net asset value next calculated; provided that the trust receives notice of the order generally by 9:30 a.m. eastern time on the next day on which the New York Stock Exchange is open for trading.

     Certain series invest in securities which are primarily listed on foreign exchanges that trade on weekends and other days when the series does not price its shares. Therefore, the value of these series' shares may change on days when you will not be able to purchase or redeem their shares.

(>)  Distributions

     Each series intends to pay substantially all of its net income (including any realized net capital and net foreign currency gains) to shareholders as dividends at least annually.

(>)  Tax Considerations

     The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in a series may have on your tax situation. Each series of the trust is treated as a separate corporation for federal tax purposes. As long as a series qualifies for treatment as a regulated investment company (which each series has done in the past and intends to do in the future), it pays no federal income tax on the earnings and net realized gains it distributes to shareholders. In addition, each series also intends to continue to diversify its assets to satisfy the federal diversification tax rules applicable to separate accounts that fund variable insurance and annuity contracts.

     Shares of the series are offered to insurance company separate accounts and to qualified retirement and pension plans. You should consult with the insurance company that issued your contract or your plan sponsor to understand the federal tax treatment of your investment.

(>)  Right to Reject or Restrict Purchase and Exchange Orders

     Purchases and exchanges should be made for investment purposes only. Each series reserves the right to reject or restrict any specific purchase or exchange request. Because an exchange request involves both a request to redeem shares of one series and to purchase shares of another series, the series consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the series reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When a series determines that the level of exchanges on any day may be harmful to its remaining shareholders, the series may delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In this case, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming series.

(>)  Excessive Trading Practices

     The series do not permit market-timing or other excessive trading practices. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies and harm series' performance. As noted above, each series reserves the right to reject or restrict any purchase order (including exchanges) from any investor. To minimize harm to the series and their shareholders, the series will exercise these rights if an investor has a history of excessive trading or if an investor's trading, in the judgment of the series, has been or may be disruptive to a series. In making this judgment, the series may consider trading done in multiple accounts under common ownership or control.

(>)  In-kind Distributions

     The series have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the series makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash, and the securities may increase or decrease in value until you sell them. The series do not expect to make in-kind distributions.

(>)  Unique Nature of Series

     MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar - to those of the series, and which may be managed by the series' portfolio manager(s). While a series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a series and these similar products, including differences in sales charges, expense ratios and cash flows.

(>)  Potential Conflicts

     Shares of the series are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other ("shared funding") and may serve as the underlying investments for both variable annuity and variable life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the board of trustees which oversees the series intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more series. This might force a series to sell securities at disadvantageous prices.

------------------------
VII FINANCIAL HIGHLIGHTS
------------------------

     The financial highlights table is intended to help you understand the series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (see back cover for address and telephone number). These financial statements are incorporated by reference into the SAI. The trust's independent auditors are Deloitte & Touche LLP.

     1. Emerging Growth Series--Initial Class
     .........................................................................

                                                                                            Year Ended December 31,
                                                                --------------------------------------------------------------------
                                                                   2000            1999         1998          1997          1996
   ---------------------------------------------------------------------------------------------------------------------------------
   Per share data (for a share outstanding throughout
    each period):
   Net asset value -- beginning of period ...................   $    37.94      $    21.47    $  16.13      $  13.24      $  11.41
                                                                ----------      ----------    --------      --------      --------
   Income from investment operations# --
    Net investment income (loss)[sec] .......................   $    (0.01)     $    (0.06)   $  (0.05)     $  (0.06)     $  (0.01)
    Net realized and unrealized gain on investments and
     foreign currency transactions ..........................        (7.07)          16.53        5.55          2.95          1.95
                                                                ----------      ----------    --------      --------      --------
      Total from investment operations ......................   $    (7.08)     $    16.47    $   5.50      $   2.89      $   1.94
                                                                ----------      ----------    --------      --------      --------
   Less distributions declared to shareholders --
    From net realized gain on investments and foreign
     currency transactions ..................................   $    (2.01)     $       --    $  (0.05)     $     --      $  (0.06)
    In excess of net realized gain on investments and
     foreign currency transactions ..........................           --              --       (0.11)           --         (0.05)
                                                                ----------      ----------    --------      --------      --------
      Total distributions declared to shareholders ..........   $    (2.01)     $       --    $  (0.16)     $     --      $ (0.11)
                                                                ----------      ----------    --------      --------      --------
   Net asset value -- end of period .........................   $    28.85      $    37.94    $  21.47      $  16.13      $  13.24
                                                                ----------      ----------    --------      --------      --------
   Total return .............................................       (19.61)%         76.71%      34.16%        21.90%        17.02%
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ..............................................         0.85%           0.84%       0.85%         0.90%         1.00%
    Net investment income (loss) ............................        (0.04)%         (0.23)%     (0.29)%       (0.38)%       (0.08)%
   Portfolio turnover .......................................          200%            176%         71%          112%           96%
   Net assets at end of period (000 Omitted) ................   $2,312,406      $2,132,528    $908,987      $384,480      $104,956
   [sec] Prior to January 1, 1998, the investment adviser voluntarily agreed to maintain, subject to reimbursement by the series, the expenses of the series at not more than 1.00% of average daily net assets. To the extent actual expenses were over or under this limitation, the net investment loss per share and the ratios would have been:

     Net investment loss ....................................           --              --          --      $  (0.05)     $  (0.03)
     Ratios (to average net assets):
      Expenses## ............................................           --              --          --          0.87%         1.16%
      Net investment loss ...................................           --              --          --         (0.35)%       (0.23)%

     ---------

     #   Per share data are based on average shares outstanding.

     ##  Ratios do not reflect reductions from certain offset arrangements.

   2. Capital Opportunities Series--Initial Class
     .........................................................................

                                                                                    Year Ended December 31,
                                                                 ----------------------------------------------------------
                                                                   2000         1999         1998        1997       1996*
   ------------------------------------------------------------------------------------------------------------------------
   Per share data (for a share outstanding throughout
    each period):
   Net asset value -- beginning of period ....................   $  21.74      $ 14.79     $  11.68     $10.66     $10.00
                                                                 --------      -------     --------     ------     ------
   Income from investment operations# --
    Net investment income (loss)[sec] ........................   $   0.01      $ (0.02)    $   0.03     $ 0.12     $ 0.07
    Net realized and unrealized gain on investments and
     foreign currency ........................................      (0.66)        7.02         3.11       2.66        0.88
                                                                 --------      -------     --------     ------     ------
      Total from investment operations .......................   $  (0.65)     $  7.00     $   3.14     $ 2.78     $ 0.95
                                                                 --------      -------     --------     ------     ------
   Less distributions declared to shareholders --
    From net investment income ...............................   $     --      $    --     $  (0.02)    $(0.09)    $(0.03)
    From net realized gain on investments and foreign
     currency transactions ...................................      (1.83)       (0.05)       (0.01)     (1.54)     (0.21)
    In excess of net realized gain on investments and
     foreign currency transactions ...........................         --           --           --         --      (0.01)
    From capital .............................................         --           --           --      (0.13)     (0.04)
                                                                 --------      -------     --------     ------     ------
      Total distributions declared to shareholders ...........   $  (1.83)     $ (0.05)    $  (0.03)    $(1.76)    $(0.29)
                                                                 --------      -------     --------     ------     ------
   Net asset value -- end of period ..........................   $  19.26      $ 21.74     $  14.79       11.68    $10.66
                                                                 --------      -------     --------     ------     ------
   Total return ..............................................      (3.66)%      47.42%       26.80%     26.47%      8.78%++
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ...............................................       0.94%        1.02%        1.02%      1.02%      1.02%+
    Net investment income (loss) .............................       0.03%       (0.13)%       0.21%      0.91%      1.72%+
   Portfolio turnover ........................................        109%         152%         144%       270%        44%
   Net assets at end of period (000 0mitted) .................   $140,043      $63,172     $ 23,908     $5,660     $1,351
   [sec] Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all the series' operating expenses, exclusive of management fees.
         In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets.
         Prior to May 1, 2000, this fee was not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:
     Net investment income (loss) ............................   $   0.01      $ (0.02)    $   0.02     $(0.02)    $(0.04)
     Ratios (to average net assets):
      Expenses## .............................................       0.93%        1.03%        1.11%      2.08%      3.83%+
      Net investment income (loss) ...........................       0.04%       (0.15)%       0.12%     (0.18)%    (1.11)%+

     ---------

     * For the period from the commencement of the Series' investment operations, August 15, 1996, through December 31, 1996.

     +   Annualized.

     ++  Not annualized.

     #   Per share data are based on average shares outstanding.

     ## Ratios do not reflect reductions from certain expense offset arrangements.

   3. Investors Trust Series--Initial Class
     .........................................................................

                                                                                 Year Ended December 31,
                                                                 ---------------------------------------------------------
                                                                   2000         1999        1998         1997       1996
   -----------------------------------------------------------------------------------------------------------------------
   Per share data (for a share outstanding throughout
    each period):
   Net asset value -- beginning of period ...................    $  21.31     $  20.11     $  16.44    $ 12.98     $10.61
                                                                 --------     --------     -------     --------    ------
   Income from investment operations# --
    Net investment income[sec] ..............................    $   0.12     $   0.12     $   0.13    $  0.16     $ 0.18
    Net realized and unrealized gain on investments and
     foreign currency .......................................       (0.16)        1.22         3.54       3.70       2.42
                                                                 --------     --------     -------     --------    ------
      Total from investment operations ......................    $  (0.04)    $   1.34     $   3.67    $  3.86     $ 2.60
                                                                 --------     --------     -------     --------    ------
   Less distributions declared to shareholders --
    From net investment income ..............................    $  (0.10)    $  (0.06)    $     --    $ (0.07)    $(0.09)
    From net realized gain on investments and foreign
     currency transactions ..................................       (0.17)       (0.08)          --      (0.29)     (0.13)
    In excess of net realized gain on investments and
     foreign currency transactions ..........................          --           --           --      (0.04)     (0.01)
                                                                 --------     --------     -------     --------    ------
      Total distributions declared to shareholders ..........    $  (0.27)    $  (0.14)    $     --    $ (0.40)    $(0.23)
                                                                 --------     --------     -------     --------    ------
   Net asset value -- end of period .........................    $  21.00     $  21.31     $  20.11    $ 16.44     $12.98
                                                                 --------     --------     -------     --------    ------
   Total return .............................................       (0.15)%       6.69%       22.32%     29.78%     24.46%
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ..............................................        0.87%        0.88%        0.95%      1.00%      1.01%
    Net investment income ...................................        0.58%        0.56%        0.73%      0.93%      1.52%
   Portfolio turnover .......................................          71%          72%          57%        42%        41%
   Net assets at end of period (000 Omitted) ................    $492,481     $390,762     $244,310    $58,045     $9,174
   [sec] Prior to October 2, 1998, subject to reimbursement by the series, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all the series' operating expenses, exclusive of management fee. In consideration, the series paid the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income (loss) per share and the ratios would have been:
     Net investment income (loss) ...........................          --           --     $   0.14    $  0.13     $ 0.05
     Ratios (to average net assets):
      Expenses## ............................................          --           --         0.88%      1.10%      2.07%
      Net investment income (loss) ..........................          --           --         0.80%      0.82%      0.46%

     ---------

     +   Annualized.

     ++  Not annualized.

     #   Per share data are based on average shares outstanding.

     ## Ratios do not reflect reductions from certain expense offset arrangements.

   4. New Discovery Series--Initial Class
     .........................................................................

                                                                           Year Ended December 31,  Period Ended
                                                                           -----------------------  December 31,
                                                                             2000         1999        1998*
   -------------------------------------------------------------------------------------------------------------
   Per share data (for a share outstanding throughout each period):
   Net asset value -- beginning of period ..............................   $  17.27      $ 10.22      $10.00
                                                                           --------      -------      ------
   Income from investment operations# --
    Net investment loss[sec] ...........................................   $  (0.08)     $ (0.09)     $(0.04)
    Net realized and unrealized gain (loss) on investments and foreign
     currency ..........................................................      (0.26)        7.53        0.26
                                                                           --------      -------      ------
      Total from investment operations .................................   $  (0.34)     $  7.44      $ 0.22
                                                                           --------      -------      ------
   Less distributions declared to shareholders from net realized gain on
    investments and foreign currency transactions ......................   $  (0.32)     $ (0.39)     $   --
                                                                           --------      -------      ------
   Net asset value -- end of period ....................................   $  16.61      $ 17.27      $10.22
                                                                           --------      -------      ------
   Total return ........................................................      (1.99)%      73.41%       2.20%++
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## .........................................................       1.08%        1.17%       1.17%+
    Net investment loss ................................................      (0.48)%      (0.72)%     (0.74)%+
   Portfolio turnover ..................................................         65%         185%        130%
   Net assets at end of period (000 Omitted) ...........................   $145,113      $18,115      $1,138
   [sec] Subject to reimbursement by the series, the investment adviser has voluntarily agreed to under a temporary expense agreement to pay all of the series' operating expenses, exclusive of management fees. In consideration, the series' pays the investment adviser a fee reimbursement not greater than 0.15% of the average daily net assets.
         To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:
     Net investment loss ...............................................   $  (0.09)     $ (0.25)     $(0.28)
     Ratios (to average net assets):
      Expenses## .......................................................       1.11%        2.49%       5.22%+
      Net investment loss ..............................................      (0.51)%      (2.04)%     (4.79)%+

     ---------

     * For the period from the commencement of the Series' investment operations, May 1, 1998, through December 31, 1998.

     +   Annualized.

     ++  Not annualized.

     #   Per share data are based on average shares outstanding.

     ## Ratios do not reflect reductions from certain expense offset arrangements.

   5. High Income Series--Initial Class
     .........................................................................

                                                                                   Year Ended December 31,
                                                                 -----------------------------------------------------------
                                                                   2000       1999          1998           1997        1996
   -------------------------------------------------------------------------------------------------------------------------
   Per share data (for a share outstanding throughout
    each period):
   Net asset value -- beginning of period ....................   $ 11.49     $ 11.53      $ 12.34        $ 10.87     $ 10.29
                                                                 -------     -------      -------        -------     -------
   Income from investment operations# --
    Net investment income[sec] ...............................   $  1.05     $  1.03      $  1.04        $  0.95     $  0.89
    Net realized and unrealized gain (loss) on investments
     and foreign currency ....................................     (1.75)      (0.28)       (1.02)         0.52         0.32
                                                                 -------     -------      -------        -------     -------
      Total from investment operations .......................   $ (0.70)    $  0.75      $  0.02        $  1.47     $  1.21
                                                                 -------     -------      -------        -------     -------
   Less distributions declared to shareholders --
    From net investment income ...............................   $ (0.95)    $ (0.79)     $ (0.62)       $    --     $ (0.53)
    From net realized gain on investments and foreign
     currency transactions ...................................        --          --        (0.21)            --       (0.10)
    In excess of net realized gain on investments and
     foreign currency transactions ...........................        --          --        (0.00)+++         --          --
                                                                 -------     -------      -------        -------     -------
      Total distributions declared to shareholders ...........   $ (0.95)    $ (0.79)     $ (0.83)       $    --     $ (0.63)
                                                                 -------     -------      -------        -------     -------
   Net asset value -- end of period ..........................   $  9.84     $11.49       $ 11.53        $ 12.34     $ 10.87
                                                                 -------     -------      -------        -------     -------
   Total return ..............................................     (6.67)%      6.44%       (0.18)%        13.52%      11.80%
   Ratios (to average net assets)/Supplemental data[sec]:
    Expenses## ...............................................      0.95%       1.01%        1.03%          1.01%       1.01%
    Net investment income ....................................      9.79%       8.95%        8.67%          8.17%       8.18%
   Portfolio turnover ........................................        70%         76%         146%           139%        135%
   Net assets at end of period (000 Omitted) .................   $62,113     $58,596      $42,890        $30,662     $12,994
   [sec] Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series operating expenses, exclusive of management fees.
         In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets.
         To the extent actual expenses were over this limitation, the net investment income per share and ratios would have been:
     Net investment income ...................................   $  1.05     $  1.03      $  1.05        $  0.93     $  0.82
     Ratios (to average net assets):
      Expenses## .............................................      0.99%       0.97%        0.96%          1.15%       1.62%
      Net investment income ..................................      9.75%       8.99%        8.74%          8.03%       7.57%

     ---------

     +++ Per share amount was less than $0.01.

     #   Per share data are based on average shares outstanding.

     ## Ratios do not reflect reductions from certain expense offset arrangements.

-------------------                  -------------------------------------------
A p p e n d i x   A                  E m e r g i n g   G r o w t h   S e r i e s
-------------------                  -------------------------------------------

(>)  Investment Techniques and Practices

     In pursuing its investment objective and investment policies, the Emerging Growth Series may engage in the following principal and non principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

   Symbols                                            [CHECKMARK] permitted                                         -- not permitted
------------------------------------------------------------------------------------------------------------------------------------
  Debt Securities                                                         Investment in Other Investment Companies
   Asset-Backed Securities                                                 Open-End Funds                              [CHECKMARK]
    Collateralized Mortgage Obligations and Multiclass                     Closed-End Funds                            [CHECKMARK]
      Pass-Through Securities                              --             Lending of Portfolio Securities              [CHECKMARK]
    Corporate Asset-Backed Securities                      --             Leveraging Transactions
    Mortgage Pass-Through Securities                       --              Bank Borrowings                             --*
    Stripped Mortgage-Backed Securities                    --              Mortgage "Dollar-Roll" Transactions         [CHECKMARK]**
   Corporate Securities                                    [CHECKMARK]     Reverse Repurchase Agreements               --*
   Loans and Other Direct Indebtedness                     --             Options
   Lower Rated Bonds                                       [CHECKMARK]     Options on Foreign Currencies               [CHECKMARK]
   Municipal Bonds                                         --              Options on Futures Contracts                [CHECKMARK]
   Speculative Bonds                                       [CHECKMARK]     Options on Securities                       [CHECKMARK]
   U.S. Government Securities                              [CHECKMARK]     Options on Stock Indices                    [CHECKMARK]
   Variable and Floating Rate Obligations                  [CHECKMARK]     Reset Options                               --
   Zero Coupon Bonds, Deferred Interest Bonds                              "Yield Curve" Options                       --
    and PIK Bonds                                          [CHECKMARK]    Repurchase Agreements                        [CHECKMARK]
  Equity Securities                                        [CHECKMARK]    Restricted Securities                        [CHECKMARK]
  Foreign Securities Exposure                                             Short Sales                                  --
   Brady Bonds                                             --             Short Sales Against the Box                  --
   Depositary Receipts                                     [CHECKMARK]    Short Term Instruments                       [CHECKMARK]
   Dollar-Denominated Foreign Debt Securities              --             Swaps and Related Derivative Instruments     --
   Emerging Markets                                        [CHECKMARK]    Temporary Borrowings                         [CHECKMARK]
   Foreign Securities                                      [CHECKMARK]    Temporary Defensive Positions                [CHECKMARK]
  Forward Contracts                                        [CHECKMARK]    Warrants                                     [CHECKMARK]
  Futures Contracts                                        [CHECKMARK]    "When-Issued" Securities                     [CHECKMARK]
  Indexed Securities/Structured Products                   --
  Inverse Floating Rate Obligations                        --

      *  May be changed only with shareholder approval.

     ** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.

-------------------      -------------------------------------------------------
A p p e n d i x   A      C a p i t a l   O p p o r t u n i t i e s   S e r i e s
-------------------      -------------------------------------------------------

(>)  Investment Techniques and Practices

     In pursuing its investment objective and investment policies, the Capital Opportunities Series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

   Symbols                                            [CHECKMARK] permitted                                         -- not permitted
------------------------------------------------------------------------------------------------------------------------------------
  Debt Securities                                                         Investment in Other Investment Companies
   Asset-Backed Securities                                                 Open-End Funds                              [CHECKMARK]
    Collateralized Mortgage Obligations and Multiclass                     Closed-End Funds                            [CHECKMARK]
      Pass-Through Securities                              --             Lending of Portfolio Securities              [CHECKMARK]
    Corporate Asset-Backed Securities                      --             Leveraging Transactions
    Mortgage Pass-Through Securities                       --              Bank Borrowings                             --*
    Stripped Mortgage-Backed Securities                    --              Mortgage "Dollar-Roll" Transactions         [CHECKMARK]**
   Corporate Securities                                    [CHECKMARK]     Reverse Repurchase Agreements               --*
   Loans and Other Direct Indebtedness                     --             Options
   Lower Rated Bonds                                       [CHECKMARK]     Options on Foreign Currencies               [CHECKMARK]
   Municipal Bonds                                         --              Options on Futures Contracts                [CHECKMARK]
   Speculative Bonds                                       [CHECKMARK]     Options on Securities                       [CHECKMARK]
   U.S. Government Securities                              [CHECKMARK]     Options on Stock Indices                    [CHECKMARK]
   Variable and Floating Rate Obligations                  [CHECKMARK]     Reset Options                               --
   Zero Coupon Bonds, Deferred Interest Bonds and PIK                      "Yield Curve" Options                       --
    Bonds                                                  [CHECKMARK]    Repurchase Agreements                        [CHECKMARK]
  Equity Securities                                        [CHECKMARK]    Restricted Securities                        [CHECKMARK]
  Foreign Securities Exposure                                             Short Sales                                  --
   Brady Bonds                                             [CHECKMARK]    Short Sales Against the Box                  [CHECKMARK]
   Depositary Receipts                                     [CHECKMARK]    Short Term Instruments                       [CHECKMARK]
   Dollar-Denominated Foreign Debt Securities              --             Swaps and Related Derivative Instruments     --
   Emerging Markets                                        [CHECKMARK]    Temporary Borrowings                         [CHECKMARK]
   Foreign Securities                                      [CHECKMARK]    Temporary Defensive Positions                [CHECKMARK]
  Forward Contracts                                        [CHECKMARK]    Warrants                                     [CHECKMARK]
  Futures Contracts                                        [CHECKMARK]    "When-Issued" Securities                     [CHECKMARK]
  Indexed Securities/Structured Products                   --
  Inverse Floating Rate Obligations                        --

      *  May be changed only with shareholder approval.

     ** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.

-------------------                  -------------------------------------------
A p p e n d i x   A                  I n v e s t o r s   T r u s t   S e r i e s
-------------------                  -------------------------------------------

(>)  Investment Techniques and Practices

     In pursuing its investment objective and investment policies, the Investors Trust Series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

   Symbols                                            [CHECKMARK] permitted                                         -- not permitted
------------------------------------------------------------------------------------------------------------------------------------
  Debt Securities                                                         Investment in Other Investment Companies
   Asset-Backed Securities                                                 Open-End                                    [CHECKMARK]
    Collateralized Mortgage Obligations and Multiclass                     Closed-End                                  [CHECKMARK]
      Pass-Through Securities                              --             Lending of Portfolio Securities              [CHECKMARK]
    Corporate Asset-Backed Securities                      --             Leveraging Transactions
    Mortgage Pass-Through Securities                       --              Bank Borrowings                             --*
    Stripped Mortgage-Backed Securities                    --              Mortgage "Dollar-Roll" Transactions         [CHECKMARK]**
   Corporate Securities                                    [CHECKMARK]     Reverse Repurchase Agreements               --*
   Loans and Other Direct Indebtedness                     --             Options
   Lower Rated Bonds                                       --              Options on Foreign Currencies               --
   Municipal Bonds                                         --              Options on Futures Contracts                --
   Speculative Bonds                                       --              Options on Securities                       --
   U.S. Government Securities                              --              Options on Stock Indices                    --
   Variable and Floating Rate Obligations                  [CHECKMARK]     Reset Options                               --
   Zero Coupon Bonds, Deferred Interest Bonds and PIK                      "Yield Curve" Options                       --
    Bonds                                                  [CHECKMARK]    Repurchase Agreements                        [CHECKMARK]
  Equity Securities                                        [CHECKMARK]    Restricted Securities                        [CHECKMARK]
  Foreign Securities Exposure                                             Short Sales                                  --
   Brady Bonds                                             --             Short Sales Against the Box                  [CHECKMARK]
   Depositary Receipts                                     [CHECKMARK]    Short Term Instruments                       [CHECKMARK]
   Dollar-Denominated Foreign Debt Securities              --             Swaps and Related Derivative Instruments     --
   Emerging Markets                                        [CHECKMARK]    Temporary Borrowings                         [CHECKMARK]
   Foreign Securities                                      [CHECKMARK]    Temporary Defensive Positions                [CHECKMARK]
  Forward Contracts                                        [CHECKMARK]    Warrants                                     [CHECKMARK]
  Futures Contracts                                        [CHECKMARK]    "When-Issued" Securities                     [CHECKMARK]
  Indexed Securities/Structured Products                   --
  Inverse Floating Rate Obligations                        --

      *  May be changed only with shareholder approval.

     ** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.

-------------------                      ---------------------------------------
A p p e n d i x   A                      N e w   D i s c o v e r y   S e r i e s
-------------------                      ---------------------------------------

(>)  Investment Techniques and Practices

     In pursuing its investment objective and investment policies, the New Discovery Series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

   Symbols                                            [CHECKMARK] permitted                                         -- not permitted
------------------------------------------------------------------------------------------------------------------------------------
  Debt Securities                                                         Investment in Other Investment Companies
   Asset-Backed Securities                                                 Open-End                                    [CHECKMARK]
    Collateralized Mortgage Obligations and Multiclass                     Closed-End                                  [CHECKMARK]
      Pass-Through Securities                              --             Lending of Portfolio Securities              [CHECKMARK]
    Corporate Asset-Backed Securities                      --             Leveraging Transactions
    Mortgage Pass-Through Securities                       --               Bank Borrowings                            --*
    Stripped Mortgage-Backed Securities                    --               Mortgage "Dollar-Roll" Transactions        [CHECKMARK]**
   Corporate Securities                                    [CHECKMARK]      Reverse Repurchase Agreements              --*
    Loans and Other Direct Indebtedness                    --             Options
    Lower Rated Bonds                                      [CHECKMARK]      Options on Foreign Currencies              [CHECKMARK]
    Municipal Bonds                                        --               Options on Futures Contracts               [CHECKMARK]
    Speculative Bonds                                      [CHECKMARK]      Options on Securities                      [CHECKMARK]
    U.S. Government Securities                             [CHECKMARK]      Options on Stock Indices                   [CHECKMARK]
    Variable and Floating Rate Obligations                 [CHECKMARK]      Reset Options                              [CHECKMARK]
    Zero Coupon Bonds, Deferred Interest Bonds and PIK                      "Yield Curve" Options                      [CHECKMARK]
       Bonds                                               [CHECKMARK]    Repurchase Agreements                        [CHECKMARK]
  Equity Securities                                        [CHECKMARK]    Restricted Securities                        [CHECKMARK]
  Foreign Securities Exposure                                             Short Sales                                  [CHECKMARK]
    Brady Bonds                                            --             Short Sales Against the Box                  [CHECKMARK]
    Depositary Receipts                                    [CHECKMARK]    Short Term Instruments                       [CHECKMARK]
    Dollar-Denominated Foreign Debt Securities             [CHECKMARK]    Swaps and Related Derivative Instruments     [CHECKMARK]
    Emerging Markets                                       [CHECKMARK]    Temporary Borrowings                         [CHECKMARK]
    Foreign Securities                                     [CHECKMARK]    Temporary Defensive Positions                [CHECKMARK]
  Forward Contracts                                        [CHECKMARK]    Warrants                                     [CHECKMARK]
  Futures Contracts                                        [CHECKMARK]    "When-Issued" Securities                     [CHECKMARK]
  Indexed Securities/Structured Products                   [CHECKMARK]
  Inverse Floating Rate Obligations                        --

      *  May be changed only with shareholder approval.

     ** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.

-------------------                          -----------------------------------
A p p e n d i x   A                          H i g h   I n c o m e   S e r i e s
-------------------                          -----------------------------------

(>)  Investment Techniques and Practices

     In pursuing its investment objective and investment policies, the High Income Series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

   Symbols                                            [CHECKMARK] permitted                                         -- not permitted
------------------------------------------------------------------------------------------------------------------------------------
  Debt Securities                                                         Investment in Other Investment Companies
   Asset-Backed Securities                                                 Open-End Funds                              [CHECKMARK]
    Collateralized Mortgage Obligations and Multiclass                     Closed-End Funds                            [CHECKMARK]
      Pass-Through Securities                              [CHECKMARK]    Lending of Portfolio Securities              [CHECKMARK]
    Corporate Asset-Backed Securities                      [CHECKMARK]    Leveraging Transactions
    Mortgage Pass-Through Securities                       [CHECKMARK]     Bank Borrowings                             --*
    Stripped Mortgage-Backed Securities                    --              Mortgage "Dollar-Roll" Transactions         [CHECKMARK]**
   Corporate Securities                                    [CHECKMARK]     Reverse Repurchase Agreements               --*
   Loans and Other Direct Indebtedness                     [CHECKMARK]    Options
   Lower Rated Bonds                                       [CHECKMARK]     Options on Foreign Currencies               --
   Municipal Bonds                                         --              Options on Futures Contracts                --
   Speculative Bonds                                       [CHECKMARK]     Options on Securities                       [CHECKMARK]
   U.S. Government Securities                              [CHECKMARK]     Options on Stock Indices                    [CHECKMARK]
   Variable and Floating Rate Obligations                  [CHECKMARK]     Reset Options                               --
   Zero Coupon Bonds, Deferred Interest Bonds and PIK                      "Yield Curve" Options                       --
    Bonds                                                  [CHECKMARK]    Repurchase Agreements                        [CHECKMARK]
  Equity Securities                                        [CHECKMARK]    Restricted Securities                        [CHECKMARK]
  Foreign Securities Exposure                                             Short Sales                                  [CHECKMARK]
   Brady Bonds                                             [CHECKMARK]    Short Sales Against the Box                  [CHECKMARK]
   Depositary Receipts                                     --             Short Term Instruments                       [CHECKMARK]
   Dollar-Denominated Foreign Debt Securities              [CHECKMARK]    Swaps and Related Derivative Instruments     [CHECKMARK]
   Emerging Markets                                        [CHECKMARK]    Temporary Borrowings                         [CHECKMARK]
   Foreign Securities                                      [CHECKMARK]    Temporary Defensive Positions                [CHECKMARK]
  Forward Contracts                                        [CHECKMARK]    Warrants                                     [CHECKMARK]
  Futures Contracts                                        [CHECKMARK]    "When-Issued" Securities                     [CHECKMARK]
  Indexed Securities/Structured Products                   [CHECKMARK]
  Inverse Floating Rate Obligations                        --

      *  May be changed only with shareholder approval.

     ** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.

MFS[RegTM] VARIABLE INSURANCE TRUST [SM]

If you want more information about the trust and its series, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the series' actual investments. Annual reports discuss the effect of recent market conditions and the series' investment strategy on the series' performance during their last fiscal year.

Statement of Additional Information (SAI). The SAI, dated May 1, 2001, provides more detailed information about the trust and its series and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the trust and its series, and make inquiries about the trust and its series, by contacting:

     MFS Service Center, Inc.
     2 Avenue de Lafayette
     Boston, MA 02111-1738
     Telephone: 1-800-343-2829, ext. 3500
     Internet: http://www.mfs.com

Information about the trust and its series (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

     Public Reference Room
     Securities and Exchange Commission
     Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the trust and its series are available on the EDGAR Databases on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

       The trust's Investment Company Act file number is 811-8326
















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